SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options, outstanding At December 31, 2014 (in shares)	851,600
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 3 months 14 days
Outstanding Options, Weighted Average Exercise Price	$ 2.63
Number of Options, Exercisable At December 31, 2014 (in shares)	43,600
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 10 months 20 days
Exercisable Options, Weighted Average Exercise Price	$ 2.00
Stock Option Plans, Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 0.003
Range of exercise prices (Upper Range Limit)	$ 1.939
Number of Options, outstanding At December 31, 2014 (in shares)	125,000
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 1.32
Number of Options, Exercisable At December 31, 2014 (in shares)	38,000
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 10 months 6 days
Exercisable Options, Weighted Average Exercise Price	$ 1.94
Stock Option Plans, Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 2.410
Range of exercise prices (Upper Range Limit)	$ 2.947
Number of Options, outstanding At December 31, 2014 (in shares)	726,600
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 7 months 10 days
Outstanding Options, Weighted Average Exercise Price	$ 2.85
Number of Options, Exercisable At December 31, 2014 (in shares)	5,600
Exercisable Options, Weighted average remaining contractual Life (Years)	2 years 1 month 28 days
Exercisable Options, Weighted Average Exercise Price	$ 2.41